Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

04/17/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 69
Form 13F Information Table Value
Total: 309649 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20+ yr Treasury ETF - Ishares  COM              464287432     1515    13500 SH       Sole                    13500
Barclays 1-3 Yr Credit Bond ET COM              464288646     4373    41615 SH       Sole                    33965              7650
                                                              7421    70613 SH       Defined                                   70613
Barclays 1-3 year Treasury ETF COM              464287457     6352    75329 SH       Sole                    49379             25950
                                                             19478   231000 SH       Defined                                  231000
Barclays 7-10 Year Treasury ET COM              464287440     1846    17870 SH       Sole                    17870
Barclays Aggregate Bond Fund - COM              464287226     5732    52180 SH       Sole                    52180
                                                              1813    16500 SH       Defined                                   16500
Barclays Int'l Treasury Bond F COM              78464A516      545     9100 SH       Sole                                       9100
Corporate Bond Fund - iShares  COM              464287242     4637    40102 SH       Sole                    40102
                                                              2313    20000 SH       Defined                                   20000
EM Fixed Income ETF -Wisdomtre COM              97717X867      865    16671 SH       Sole                    16671
                                                              5189   100000 SH       Defined                                  100000
Long Term  Corporate Bond ETF  COM              92206c813     1326    15600 SH       Sole                    15600
Peritus High Yield ETF - Advis COM              00768Y503     4411    88665 SH       Sole                    88665
                                                             10099   203002 SH       Defined                                  203002
Senior Loan ETF - Powershares  COM              73936q769     1532    62345 SH       Defined                                   62345
US Intermediate Term Credit ET COM              464288638     3556    32665 SH       Sole                    30815              1850
DB Commodity Index - Powershar COM              73935s105     6630   230200 SH       Defined                                  230200
Managed Futures ETF - Wisdomtr COM              97717W125     1594    36850 SH       Sole                    36850
US Commodity Index ETF         COM              911717106     2640    43057 SH       Sole                    35057              8000
Allegheny Technology Inc       COM              01741r102      235     5700 SH       Sole                     5700
Apache Corp                    COM              037411105      500     4975 SH       Sole                     4975
Apple Inc                      COM              037833100     1151     1920 SH       Sole                     1920
Citigroup Inc                  COM              172967424      463    12670 SH       Sole                    12670
Cypress Semiconductor Corp - D COM              232806109      294    18800 SH       Sole                    18800
Exxon Mobil Corp               COM              30231G102      280     3225 SH       Sole                     3225
Freeport McMoran Copper & Gold COM              35671D857      571    15000 SH       Sole                    15000
Goldman Sachs Group Inc        COM              38141G104      409     3290 SH       Sole                     3290
Hovnanian Enterprises Inc.     COM              442487203       67    27450 SH       Sole                    27450
Patterson-UTI Energy, Inc.     COM              703481101      273    15780 SH       Sole                    15780
S&P 500 - iShares              COM              464287200    75547   535000 SH       Sole                   439759             95241
S&P 500 Index ETF - Spdr       COM              78462F103      470     3335 SH       Sole                     3335
America Movil                  COM              02364w105    10145   408568 SH       Defined                                  408568
AngloGold Ashanti Ltd          COM              035128206      292     7900 SH       Sole                     7900
Australia ETF - iShares        COM              464286103      743    31624 SH       Sole                    25850              5774
Brazil ETF - iShares           COM              464286400    10446   161558 SH       Sole                   132900             28658
Brazil Small Cap Index ETF - i COM              464289131      880    32132 SH       Sole                                      32132
Canada ETF - iShares           COM              464286509     1411    49800 SH       Sole                    31025             18775
China 25 ETF - iShares         COM              464287184    16196   441729 SH       Sole                   381175             60554
EAFE Index - iShares           COM              464287465      656    11945 SH       Sole                    11945
France ETF - iShares           COM              464286707      795    36027 SH       Sole                    29130              6897
Germany ETF - iShares          COM              464286806     4689   201423 SH       Sole                   151315             50108
Israel ETF - Ishares           COM              464286632      711    16505 SH       Sole                    12075              4430
Japan ETF - iShares            COM              464286848     2087   205081 SH       Sole                   152029             53052
Korea ETF - iShares            COM              464286772    16542   277831 SH       Sole                   240872             36959
MSCI Emerging Markets ETF - Is COM              464287234      658    15320 SH       Sole                    15320
Malaysia ETF - iShares         COM              464286830      897    61468 SH       Sole                    45111             16357
Mexico ETF - iShares           COM              464286822     1121    17932 SH       Sole                    13530              4402
Russia ETF - iShares           COM              46429B705     8194   329337 SH       Sole                   285091             44246
Singapore ETF - iShares        COM              464286673      815    63247 SH       Sole                    51237             12010
South Africa ETF - iShares     COM              464286780     3568    51772 SH       Sole                    25795             25977
Switzerland ETF - iShares      COM              464286749     1112    44414 SH       Sole                    35860              8554
Thailand ETF - iShares         COM              464286624    17449   239713 SH       Sole                   211465             28248
United Continental Holdings In COM              054702795      365    17000 SH       Sole                    17000
United Kingdom ETF - iShares   COM              464286699    11300   653158 SH       Sole                   462943            190215
All Country World Index ETF -  COM              464288257     3742    79287 SH       Sole                     9517             69770
Global Opportunities ETF - Adv COM              00768Y784     2478    94890 SH       Sole                    94890
                                                                91     3500 SH       Defined                                    3500
Diversified Alternatives ETF - COM              464294107     3076    63144 SH       Sole                    48144             15000
Global Long Short ETF - Adviso COM              00768Y404     1998    94130 SH       Sole                    46630             47500
                                                              3653   172050 SH       Defined                                  172050
IQ Hedge Multi-Strategy Tracke COM              45409B107     1620    58424 SH       Sole                    25404             33020
The GDL Fund                   COM              361570104      127    10332 SH       Sole                    10332
PowerShares DB Gold Short ETN  COM              25154h731      154    12900 SH       Sole                    12900
Global Energy ETF - iShares    COM              464287341      670    16850 SH       Sole                                      16850
Gold Miners ETF - Mkt Vectors  COM              57060U100     3052    61605 SH       Sole                    58305              3300
                                                              2229    45000 SH       Defined                                   45000
S&P Global Materials           COM              464288695     1561    24710 SH       Sole                    24710